Cover	Jan. 11, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2022
Entity File Number	001-40512
Entity Registrant Name	JAWS JUGGERNAUT ACQUISITION CORPORATION
Entity Central Index Key	0001842609
Entity Tax Identification Number	98-1572844
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1601 Washington Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(305)
Local Phone Number	695-5500
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-fourth of one redeemable warrant
Trading Symbol	JUGGU
Security Exchange Name	NASDAQ
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	JUGG
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	JUUGW
Security Exchange Name	NASDAQ